Condensed Consolidated Statements of Changes in Stockholders' (Deficit) Equity - USD ($)		Total	Environmental Impact Acquisition Corp [Member]	Common Stock	Treasury Stock [Member]	Additional Paid-in Capital	Additional Paid-in Capital Environmental Impact Acquisition Corp [Member]	Accumulated Deficit	Accumulated Deficit Environmental Impact Acquisition Corp [Member]	Class A Common Stock Common Stock Environmental Impact Acquisition Corp [Member]	Class B Common Stock Common Stock Environmental Impact Acquisition Corp [Member]	Series A One Redeemable Convertible Preferred Stock [Member]	Series A One Redeemable Convertible Preferred Stock [Member] Preferred Stock [Member]	Series B Redeemable Convertible Preferred Stock [Member]	Series B Redeemable Convertible Preferred Stock [Member] Preferred Stock [Member]	Series C Redeemable Convertible Preferred Stock [Member]	Series C Redeemable Convertible Preferred Stock [Member] Preferred Stock [Member]	Series D Redeemable Convertible Preferred Stock [Member]	Series D Redeemable Convertible Preferred Stock [Member] Preferred Stock [Member]	Redeemable Convertible Preferred Stock [Member] Preferred Stock [Member]
Balance at Dec. 31, 2018		$ (58,551,000)		$ 3,000	$ (128,000)	$ 933,000		$ (59,359,000)
Balance (in Shares) at Dec. 31, 2018				3,498,898	1,200,000
Balance at Dec. 31, 2018													$ 35,766,000		$ 18,671,000		$ 41,673,000
Balance (in Shares) at Dec. 31, 2018													18,430,769		21,245,353		26,182,114
Issuance of redeemable convertible preferred stock, net of issuance costs of $30																	$ 14,145,000
Issuance of redeemable convertible preferred stock, net of issuance costs of $30 (in Shares)																	8,889,375
Vesting of restricted stock (in Shares)				12,850
Retirement of 1,200,000 shares of common stock held in treasury				$ (1,000)	$ 128,000	(127,000)
Retirement of 1,200,000 shares of common stock held in treasury (in Shares)		1,200,000		(1,200,000)	(1,200,000)
Stock-based compensation																	$ 33,000
Stock-based compensation (in Shares)																	20,694
Stock-based compensation		$ 397,000				397,000
Stock-based compensation (in Shares)				260,257
Stocks issued for prior periods board fees		173,000		$ 1,000		172,000
Stocks issued for prior periods board fees (in Shares)				520,243
Exercise of common stock options		6,000				6,000
Exercise of common stock options (in Shares)				29,266
Net income (loss)		(28,649,000)						(28,649,000)
Balance at Dec. 31, 2019		(86,624,000)		$ 3,000		1,381,000		(88,008,000)
Balance (in Shares) at Dec. 31, 2019				3,121,514
Balance at Dec. 31, 2019		$ 110,288,000										$ 4,411,000	$ 35,766,000	$ 18,671,000	$ 18,671,000	$ 55,851,000	$ 55,851,000			$ 110,288,000
Balance (in Shares) at Dec. 31, 2019		74,768,305										2,807,571	18,430,769	21,245,353	21,245,353	35,092,183	35,092,183	0		74,768,305
Issuance of series D redeemable convertible preferred stock, net of issuance costs of $543		$ 357,000				357,000
Issuance of redeemable convertible preferred stock, net of issuance costs of $30																				$ 108,499,000
Issuance of redeemable convertible preferred stock, net of issuance costs of $30 (in Shares)																				60,184,332
Vesting of restricted stock (in Shares)				23,814
Stock-based compensation		442,000				442,000
Exercise of common stock options		34,000				34,000
Exercise of common stock options (in Shares)				92,004
Net income (loss)		(35,763,000)						(35,763,000)
Balance at Sep. 30, 2020		(121,554,000)	$ 24,122	$ 3,000		2,214,000	$ 24,482	(123,771,000)	$ (878)	$ 0	$ 518
Balance (in Shares) at Sep. 30, 2020				3,237,332						0	5,175,000
Balance at Sep. 30, 2020																				$ 218,787,000
Balance (in Shares) at Sep. 30, 2020																				134,952,637
Balance at Dec. 31, 2019		(86,624,000)		$ 3,000		1,381,000		(88,008,000)
Balance (in Shares) at Dec. 31, 2019				3,121,514
Balance at Dec. 31, 2019		$ 110,288,000										$ 4,411,000	$ 35,766,000	$ 18,671,000	$ 18,671,000	$ 55,851,000	$ 55,851,000			$ 110,288,000
Balance (in Shares) at Dec. 31, 2019		74,768,305										2,807,571	18,430,769	21,245,353	21,245,353	35,092,183	35,092,183	0		74,768,305
Issuance of series D redeemable convertible preferred stock, net of issuance costs of $543		$ 357,000				357,000
Issuance of redeemable convertible preferred stock, net of issuance costs of $30																			$ 108,499,000
Issuance of redeemable convertible preferred stock, net of issuance costs of $30 (in Shares)																			60,184,332
Vesting of restricted stock (in Shares)				31,086
Retirement of 1,200,000 shares of common stock held in treasury (in Shares)		0
Stock-based compensation		$ 659,000				659,000
Exercise of common stock options		37,000				37,000
Exercise of common stock options (in Shares)				100,036
Net income (loss)		(53,251,000)						(53,251,000)
Balance at Dec. 31, 2020		(138,822,000)	22,472	$ 3,000		2,434,000	24,482	(141,259,000)	(2,528)		$ 518
Balance (in Shares) at Dec. 31, 2020				3,252,636							5,175,000
Balance at Dec. 31, 2020		$ 218,787,000										$ 4,411,000	$ 35,766,000	$ 18,671,000	$ 18,671,000	$ 55,851,000	$ 55,851,000	$ 108,499,000	$ 108,499,000	$ 218,787,000
Balance (in Shares) at Dec. 31, 2020		134,952,637										2,807,571	18,430,769	21,245,353	21,245,353	35,092,183	35,092,183	60,184,332	60,184,332	134,952,637
Balance at Jul. 01, 2020			0				0		0	$ 0	$ 0
Balance (in Shares) at Jul. 01, 2020										0	0
Issuance of Class B common stock to Initial Sponsor			25,000				24,482				$ 518
Issuance of Class B common stock to Initial Sponsor (in Shares)											5,175,000
Net income (loss)		$ (878)
Balance at Sep. 30, 2020		(121,554,000)	24,122	$ 3,000		2,214,000	24,482	(123,771,000)	(878)	$ 0	$ 518
Balance (in Shares) at Sep. 30, 2020				3,237,332						0	5,175,000
Balance at Sep. 30, 2020																				$ 218,787,000
Balance (in Shares) at Sep. 30, 2020																				134,952,637
Balance at Jul. 01, 2020			0				0		0	$ 0	$ 0
Balance (in Shares) at Jul. 01, 2020										0	0
Issuance of Class B common stock to Initial Sponsor	[1]		25,000				24,482				$ 518
Issuance of Class B common stock to Initial Sponsor (in Shares)	[1]										5,175,000
Net income (loss)			(2,528)						(2,528)
Balance at Dec. 31, 2020		(138,822,000)	22,472	$ 3,000		2,434,000	24,482	(141,259,000)	(2,528)		$ 518
Balance (in Shares) at Dec. 31, 2020				3,252,636							5,175,000
Balance at Dec. 31, 2020		$ 218,787,000										$ 4,411,000	$ 35,766,000	$ 18,671,000	$ 18,671,000	$ 55,851,000	$ 55,851,000	$ 108,499,000	$ 108,499,000	$ 218,787,000
Balance (in Shares) at Dec. 31, 2020		134,952,637										2,807,571	18,430,769	21,245,353	21,245,353	35,092,183	35,092,183	60,184,332	60,184,332	134,952,637
Warrants issued in connection with Debt		$ 231,000				231,000
Accretion of Class A common stock subject to possible redemption			(12,626,239)				(24,482)		(12,601,757)
Net income (loss)			1,042,799						1,042,799
Balance at Mar. 31, 2021			(11,560,968)				0		(11,561,486)		$ 518
Balance (in Shares) at Mar. 31, 2021											5,175,000
Balance at Dec. 31, 2020		(138,822,000)	22,472	$ 3,000		2,434,000	24,482	(141,259,000)	(2,528)		$ 518
Balance (in Shares) at Dec. 31, 2020				3,252,636							5,175,000
Balance at Dec. 31, 2020		$ 218,787,000										$ 4,411,000	$ 35,766,000	$ 18,671,000	$ 18,671,000	$ 55,851,000	$ 55,851,000	$ 108,499,000	$ 108,499,000	$ 218,787,000
Balance (in Shares) at Dec. 31, 2020		134,952,637										2,807,571	18,430,769	21,245,353	21,245,353	35,092,183	35,092,183	60,184,332	60,184,332	134,952,637
Vesting of restricted stock (in Shares)				39,876
Stock-based compensation		$ 1,292,000				1,292,000
Exercise of common stock options		105,000				105,000
Exercise of common stock options (in Shares)				180,218
Net income (loss)		(77,638,000)						(77,638,000)
Balance at Sep. 30, 2021		(214,832,000)	(16,111,966)	$ 3,000		4,062,000	0	(218,897,000)	(16,112,484)		$ 518
Balance (in Shares) at Sep. 30, 2021				3,472,730							5,175,000
Balance at Sep. 30, 2021		218,787,000												$ 18,671,000		$ 55,851,000		$ 108,499,000		$ 218,787,000
Balance (in Shares) at Sep. 30, 2021												2,807,571		21,245,353		35,092,183		60,184,332		134,952,637
Balance at Mar. 31, 2021			(11,560,968)				0		(11,561,486)		$ 518
Balance (in Shares) at Mar. 31, 2021											5,175,000
Net income (loss)			(3,024,436)						(3,024,436)
Balance at Jun. 30, 2021			(14,585,404)				0		(14,585,922)		$ 518
Balance (in Shares) at Jun. 30, 2021											5,175,000
Net income (loss)			(1,526,562)						(1,526,562)
Balance at Sep. 30, 2021		(214,832,000)	$ (16,111,966)	$ 3,000		$ 4,062,000	$ 0	$ (218,897,000)	$ (16,112,484)		$ 518
Balance (in Shares) at Sep. 30, 2021				3,472,730							5,175,000
Balance at Sep. 30, 2021		$ 218,787,000												$ 18,671,000		$ 55,851,000		$ 108,499,000		$ 218,787,000
Balance (in Shares) at Sep. 30, 2021												2,807,571		21,245,353		35,092,183		60,184,332		134,952,637

[1]	Included up to 675,000 shares of Class B common stock that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised. In December 2020, the Company cancelled an aggregate of 3,306,250 shares of Class B common stock and issued an aggregate of 431,250 shares of Class B common stock to its independent director nominees, resulting in an aggregate of 4,312,500 shares of common stock outstanding. In January 2021, the Company effected a stock dividend of 1.2 shares for each share of common stock outstanding, resulting in the Company’s Initial Stockholders holding an aggregate of 5,175,000 Founder Shares. All share and per-share amounts have been retroactively restated to reflect the stock dividend (see Note 5).